Current and Deferred Taxes (Details) - Schedule of Current Taxes - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Summary of current tax liabilities (assets)
Current tax (assets)	$ (113)	$ (60)
Current tax liabilities	83,084	48,548
Total tax payable (recoverable)	82,971	48,488
(Assets) liabilities current taxes detail (net)
Income tax, tax rate	281,640	241,640
Minus:
Provisional monthly payments	(191,232)	(191,294)
Credit for training expenses	(2,146)	(2,263)
Grant credits	(1,262)	(465)
Other	$ (4,029)	$ 870